Annual Fund Operating Expenses	Feb. 25, 2026
Cambria Endowment Style 2 ETF | Cambria Endowment Style 2 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.29%	[1]
Expenses (as a percentage of Assets)	0.29%
Cambria Global EW 2 ETF | Cambria Global EW 2 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.04%	[2]
Expenses (as a percentage of Assets)	0.29%
Cambria US Large Cap Equity ETF | Cambria US Large Cap Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.25%

[1]	Other Expenses and Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
[2]	Other Expenses and Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
[3]	Other Expenses are estimated for the current fiscal year.